SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Property and Equipment Annual Depreciation Rates
%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Disaggregated Revenues by Major Product Line
	Year ended December 31,
	2023	2022

Products	$50,703	$84,508
Services	95,816	103,966
Subscriptions	114,773	104,952

	$261,292	$293,426

Restricted Stock Units (RSUs) [Member]
Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options
	Year ended December 31,
	2023	2022	2021

Risk free interest rate	4.06%-4.16%	2.74%-2.75%	-
Dividend yields	0%	0%	-
Expected volatility	29.83%-35.23%	27.54%-32.88%	-
Weighted-average expected term from grant date (in years)	3-5.16	2.43-5.17	-

Employee Stock Option [Member]
Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options
	Year ended December 31,
	2023	2022	2021

Risk free interest rate	4.87%	2.72%	0.89%
Dividend yields	0%	0%	0%
Expected volatility	34%	31%	27%
Weighted-average expected term from grant date (in years)	3.39	3.41	3.46